CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Conditionally Redeemable Common Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable [Member]	AccumulatedDeficit [Member]
Balance at Dec. 31, 2012	$ 38,003,911	$ 0	$ 9,381	$ 108,485,646	$ 489,100	$ (70,980,216)
Balance (in shares) at Dec. 31, 2012			93,808,386
Amendment to contingent consideration for Aldagen acquisition	1,006,159	0	0	1,006,159	0	0
Warrants issued for credit and security agreement	580,394	0	0	580,394	0	0
Warrants issued for term loan modification	455,275	0	0	455,275	0	0
Common stock issued for release of security interest in patents	325,693	0	25	325,668	0	0
Common stock issued for release of security interest in patents (in shares)			250,000
Common stock issued pursuant to equity purchase agreements executed in February 2013	601,945	0	189	601,756	0	0
Common stock issued pursuant to equity purchase agreements executed in February 2013 (in shares)			1,890,261
Common stock issued upon conversion of 4% Convertible Promissory Note	523,927	0	160	523,767	0	0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)			1,600,219
Common stock issued pursuant to private offering completed in First Quarter	4,057,188	500,000	818	4,056,370	0	0
Common stock issued pursuant to private offering completed in First Quarter (in shares)			9,090,911
Common stock issued pursuant to equity purchase agreements executed in October 2010	303,000	0	45	302,955	0	0
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)			450,000
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	0	0	3	39,147	(39,150)	0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan (in shares)			27,000
Stock-based compensation related to stock, options and warrants issued for services rendered by--
Employees and Directors	676,185	0	0	676,185	0	0
Other parties	26,678	0	4	44,524	(17,850)	0
Other parties (in shares)			37,500
Other changes (in shares)			10,578
Net loss	(20,248,360)	0	0	0	0	(20,248,360)
Other changes	(1)	0	1	(2)	0	0
Balance at Dec. 31, 2013	26,311,994	500,000	10,626	117,097,844	432,100	(91,228,576)
Balance (in shares) at Dec. 31, 2013			107,164,855
Common stock issued pursuant to equity purchase agreements executed in February 2013	1,754,565	0	379	1,754,186	0	0
Common stock issued pursuant to equity purchase agreements executed in February 2013 (in shares)			3,793,865
Common stock issued upon conversion of 4% Convertible Promissory Note	456,762	0	89	456,673	0	0
Common stock issued upon conversion of 4% Convertible Promissory Note (in shares)			886,690
Common stock issued upon conversion of 10% Convertible Promissory Note	1,375,972	0	598	1,375,374	0	0
Common stock issued upon conversion of 10% Convertible Promissory Note (in shares)			5,981,859
Common stock issued pursuant to private offering completed in First Quarter	1,911,695	0	384	1,911,311	0	0
Common stock issued pursuant to private offering completed in First Quarter (in shares)			3,846,154
Warrants issued in connection with private offering completed in First Quarter 2014	(1,121,235)	0	0	(1,121,235)	0	0
Expiration of December 2013 Bridge Note warrant provisions in June 2014	1,331,776	0	0	1,331,776	0	0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan	0	0	3	39,147	(39,150)	0
Common stock issued to holder of pre-bankruptcy Series A Preferred stock, pursuant to reorganization plan (in shares)			27,000
Common stock issued in connection with the Deerfield Facility	1,050,000	0	271	1,049,729	0	0
Common stock issued in connection with the Deerfield Facility (in shares)			2,709,677
Common stock issued pursuant to the second amendment to the Aldagen Holding LLC exchange and purchase agreement	0	0	127	(127)	0	0
Common stock issued pursuant to the second amendment to the Aldagen Holding LLC exchange and purchase agreement (in shares)			1,270,000
Stock-based compensation related to stock, options and warrants issued for services rendered by--
Stock-based compensation related to stock, options and warrants issued for services rendered	1,279,295	0	0	1,279,295	0	0
Net loss	(18,883,272)	0	0	0	0	(18,883,272)
Balance at Dec. 31, 2014	$ 15,467,552	$ 500,000	$ 12,477	$ 125,173,973	$ 392,950	$ (110,111,848)
Balance (in shares) at Dec. 31, 2014			125,680,100